Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

SG Commercial Mortgage Securities, LLC SG Americas Securities, LLC Societe Generale Financial Corporation 245 Park Avenue New York, New York 10167

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by SG Commercial Mortgage Securities, LLC, SG Americas Securities, LLC and Societe Generale Financial Corporation (collectively, the “Company”) and Credit Suisse Securities (USA) LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of BX Trust 2019-RP, Commercial Mortgage Pass-Through Certificates, Series 2019-RP.

The information provided to us, including the information set forth in the Data File, is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On June 12, 2019, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan (the “Mortgage Loan”) contributed by Societe Generale Financial Corporation (the “Mortgage Loan Seller”) that is secured by 12 mortgaged properties (the “Mortgage Assets”).

From June 6, 2019 through June 11, 2019, representatives the Mortgage Loan Seller provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan and its related Mortgage Assets.

At your request, we compared certain characteristics (the “Characteristics” as indicated on Appendix A) of the Mortgage Loan and the Mortgage Assets, as applicable, set forth on the Data File, except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided,” “Identification purposes only – not applicable” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

Member of
Deloitte Touche Tohmatsu

2

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan or the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan or the Mortgage Assets, (iii) the existence or ownership of the Mortgage Loan or the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

June 12, 2019

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Mortgage Loan Seller, with respect to the Mortgage Loan and the related Mortgage Assets (the “Source Documents”):

Loan agreement, promissory note, mortgages or deed of trusts (collectively, the “Loan Agreement”);

The real estate property appraisal reports (collectively, the “Appraisal Report”);

Property condition reports (collectively, the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (collectively, the “Phase I Report”);

Servicer fee schedules and provided electronic files (collectively, the “Servicer Fee Schedule”);

Interest rate cap agreement or interest rate cap confirmation (collectively, the “Interest Rate Cap Agreement”);

Electronic Underwriting Model (the “Underwriting Model”);

Cash management agreement, lockbox agreement and/or deposit account agreement (collectively, the “CMA”);

Property Hazard and Liability Insurance Certificate or insurance summary report (collectively, the “Insurance Certificate”);

Non-consolidation opinion letter (the “Non-Consolidation Opinion”);

BloombergTM screenshot (“BBG Screenshot”);

The guaranty agreement, completion guaranty or environmental indemnity agreement (collectively, the “Guaranty”); and

The settlement or closing statement (collectively, the “Settlement Statement”).

*****

	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Securitization	Identification purposes only - not applicable
3	Property Name	None - Mortgage Loan Seller Provided
4	Mortgage Loan Originator	Loan Agreement
5	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
6	Property Flag	None - Mortgage Loan Seller Provided
7	Number of Properties	Loan Agreement
8	Status	Not applicable
9	Address	Appraisal Report
10	City	Appraisal Report
11	County	Appraisal Report
12	State	Appraisal Report
13	Zip Code	Appraisal Report
14	Property Type	Appraisal Report
15	Property Sub-Type	Appraisal Report
16	Year Built	Appraisal Report
17	Year Renovated	Appraisal Report
18	Units/Rentable Square Ft	Rent Roll
19	Primary Unit of Measure	Rent Roll
20	Cut-off Balance per Unit	Calculation
21	Cut-off Date	None - Mortgage Loan Seller Provided
22	Loan Purpose	Settlement Statement
23	Original Balance	Loan Agreement
24	Cut-Off Balance	Calculation
25	% of Total Cut-off Date Balance	Calculation
26	Maturity Balance	Calculation
27	Interest Rate	Calculation
28	Interest Calculation (30/360/Act/360)	Loan Agreement
29	Monthly Debt Service Payment	Calculation
30	Note Date	Loan Agreement
31	First Payment Date	Loan Agreement
32	Payment Day	Loan Agreement
33	Initial Maturity Date	Loan Agreement
34	Fully Extended Maturity Date	Loan Agreement
35	Grace Period (Default)	Loan Agreement
36	Grace Period at Maturity (Default)	Loan Agreement
37	Grace Period (Late Fee)	Loan Agreement
38	Amortization Type During Initial Term	Loan Agreement
39	IO Number of Months through Initial Term	Loan Agreement
40	Initial Loan Term (Original)	Calculation
41	Cut-off Date Initial Loan Term (Remaining)	Calculation
42	Seasoning as of Cut-off Date (Months)	Calculation

	Characteristic	Source Document
43	Remaining IO Period Initial Term	Calculation
44	Remaining IO Period Fully Extended Loan Term	Calculation
45	Prepayment Restriction Code	Loan Agreement
46	Extension Options	Loan Agreement
47	Amortization Type During Extensions	Loan Agreement
48	IO Number of Months through Fully Extended Loan Term	Loan Agreement
49	Fully Extended Loan Term (Original)	Calculation
50	Fully Extended Loan Term (Remaining)	Calculation
51	Borrower	Loan Agreement
52	Sponsor	Loan Agreement
53	Guarantor	Guaranty
54	Independent Director (Y/N) / # Independent Directors	Loan Agreement
55	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
56	SPE (Y/N)	Loan Agreement
57	Assumption Fee	Loan Agreement
58	Previous Securitization (if Applicable)	BBG Screenshot
59	Future Secured Subordinate Debt (Y/N)	Loan Agreement
60	Conditions for Future Secured Subordinate Debt	Not applicable
61	Lender Consent Required for Future Secured Subordinate Debt (Y/N)	Not applicable
62	Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
63	Conditions for Future Mezzanine Debt	Not applicable
64	Lender Consent Required for Future Mezzanine Debt (Y/N)	Not applicable
65	Future Unsecured Debt Permitted (Y/N)	Loan Agreement
66	Conditions for Future Unsecured Debt	Not applicable
67	Lender Consent Required for Future UnSecured Debt (Y/N)	Not applicable
68	Partial Prepay Allowed (Y/N)	Loan Agreement
69	Partial Prepayment Description	Loan Agreement
70	Partial Release Allowed (Y/N)	Loan Agreement
71	Partial Release Description	Loan Agreement
72	Substitution (Y/N)	Loan Agreement
73	Substitution Description	Loan Agreement
74	Free Release (Y/N)	Loan Agreement
75	Free Release Description	Loan Agreement
76	Ownership Interest	Title Policy
77	Lockbox Type	CMA
78	Cash Management	CMA
79	Excess Cash Trap Trigger	CMA
80	Tax Escrow Required (Y/N/Springing)	CMA
81	Tax Escrow Current Balance	CMA
82	Tax Escrow at Closing	CMA

	Characteristic	Source Document
83	Tax Escrow Monthly Deposit	CMA
84	Tax Escrow Springing Condition	CMA
85	Tax Escrow Int to Lender / Borrower	CMA
86	Insurance Escrow Required (Y/N/Springing)	CMA
87	Insurance Escrow Current Balance	CMA
88	Insurance Escrow at Closing	CMA
89	Insurance Escrow Monthly Deposit	CMA
90	Insurance Escrow Springing Condition	CMA
91	Insurance Escrow Int to Lender / Borrower	CMA
92	CapEx Escrow Required (Y/N/Springing)	CMA
93	CapEx Escrow Current Balance	CMA
94	CapEx Escrow at Closing	CMA
95	CapEx Escrow Monthly Deposit	CMA
96	CapEx Escrow Cap	CMA
97	CapEx Escrow Springing Condition	CMA
98	CapEx Escrow Int to Lender / Borrower	CMA
99	TI/LC Escrow Required (Y/N/Springing)	CMA
100	TI/LC Escrow Current Balance	CMA
101	TI/LC Escrow at Closing	CMA
102	TI/LC Escrow Monthly Deposit	CMA
103	TI/LC Escrow Cap	CMA
104	TI/LC Escrow Springing Condition	CMA
105	TI/LC Escrow Int to Lender / Borrower	CMA
106	Deferred Maintenance Escrow Required (Y/N)	CMA
107	Deferred Maintenance Escrow Current Balance	CMA
108	Deferred Maintenance Escrow at Closing	CMA
109	Deferred Maintenance Escrow Int to Lender / Borrower	CMA
110	Environmental Escrow Required (Y/N)	CMA
111	Environmental Escrow Current Balance	CMA
112	Environmental Escrow at Closing	CMA
113	Environmental Escrow Int to Lender / Borrower	CMA
114	Debt Service Escrow Required (Y/N)	CMA
115	Debt Service Escrow Current Balance	CMA
116	Debt Service Escrow at Closing	CMA
117	Debt Service Escrow Int to Lender / Borrower	CMA
118	Other Escrow Required (Y/N/Springing)	CMA
119	Other Escrow Current Balance	CMA
120	Other Escrow at Closing	CMA
121	Other Escrow Description (Upfront)	CMA
122	Other Escrow Monthly Deposit	CMA
123	Other Escrow Description (Monthly)	CMA
124	Other Escrow Int to Lender / Borrower	CMA
125	Other Escrow Cap	CMA

	Characteristic	Source Document
126	Other Escrow Springing Description	CMA
127	Blanket Insurance Policy (Y/N)	Insurance Certificate
128	Windstorm Insurance (Y/N)	Insurance Certificate
129	Earthquake Insurance (Y/N)	Insurance Certificate
130	Terrorism Insurance (Y/N)	Insurance Certificate
131	Environmental Insurance (Y/N)	Insurance Certificate
132	Physical Occupancy	Rent Roll
133	Rent Roll/Census Date	Rent Roll
134	Most Recent Occupancy	Underwriting Model
135	Most Recent Occupancy Date	Underwriting Model
136	2nd Most Recent Occupancy	Underwriting Model
137	2nd Most Recent Occupancy Date	Underwriting Model
138	3rd Most Recent Occupancy	Underwriting Model
139	3rd Most Recent Occupancy Date	Underwriting Model
140	Single Tenant (Y/N)	Rent Roll
141	Anchor Tenant (Y/N)	Rent Roll
142	Major Restaurant Tenants (Y/N)	Rent Roll
143	Health Club / Exercise Studio Space (Y/N)	Rent Roll
144	Movie Theater Tenants (Y/N)	Rent Roll
145	Major Tenant Name # 1	Rent Roll
146	Major Tenant Sq. Ft. # 1	Rent Roll
147	Major Tenant Lease Expiration Date # 1	Rent Roll
148	Major % of Sq. Ft. # 1	Rent Roll
149	Major Tenant Name # 2	Rent Roll
150	Major Tenant Sq. Ft. # 2	Rent Roll
151	Major Tenant Lease Expiration Date # 2	Rent Roll
152	Major % of Sq. Ft. # 2	Rent Roll
153	Major Tenant Name # 3	Rent Roll
154	Major Tenant Sq. Ft. # 3	Rent Roll
155	Major Tenant Lease Expiration Date # 3	Rent Roll
156	Major % of Sq. Ft. # 3	Rent Roll
157	Major Tenant Name # 4	Rent Roll
158	Major Tenant Sq. Ft. # 4	Rent Roll
159	Major Tenant Lease Expiration Date # 4	Rent Roll
160	Major % of Sq. Ft. # 4	Rent Roll
161	Major Tenant Name # 5	Rent Roll
162	Major Tenant Sq. Ft. # 5	Rent Roll
163	Major Tenant Lease Expiration Date # 5	Rent Roll
164	Major % of Sq. Ft. # 5	Rent Roll
165	Most Recent Operating Stmt Date	Underwriting Model
166	Most Recent EGI	Underwriting Model
167	Most Recent Expenses	Underwriting Model
168	Most Recent Rolling 12 NOI	Underwriting Model

	Characteristic	Source Document
169	Most Recent Total Capital Items	Underwriting Model
170	Most Recent Rolling 12 NCF	Underwriting Model
171	2nd Most Recent Operating Stmt Date	Underwriting Model
172	2nd Most Recent EGI	Underwriting Model
173	2nd Most Recent Expenses	Underwriting Model
174	2nd Most Recent NOI	Underwriting Model
175	2nd Most Recent Total Capital Items	Underwriting Model
176	2nd Most Recent Rolling 12 NCF	Underwriting Model
177	3rd Most Recent Operating Stmt Date	Underwriting Model
178	3rd Most Recent EGI	Underwriting Model
179	3rd Most Recent Expenses	Underwriting Model
180	3rd Most Recent NOI	Underwriting Model
181	3rd Most Recent Total Capital Items	Underwriting Model
182	3rd Most Recent Rolling 12 NCF	Underwriting Model
183	UW Revenue	Underwriting Model
184	UW Vacancy	Underwriting Model
185	UW EGI	Underwriting Model
186	UW Expenses	Underwriting Model
187	UW NOI	Underwriting Model
188	UW Replacement Reserves	Underwriting Model
189	UW TI/LC Reserve	Underwriting Model
190	UW NCF	Underwriting Model
191	Appraisal Value	Appraisal Report
192	Date of Valuation	Appraisal Report
193	Appraisal Value (As Stabilized)	Appraisal Report
194	Appraisal Date (As Stabilized)	Appraisal Report
195	Date of Engineering Report	Engineering Report
196	Date of Phase I Report	Phase I Report
197	Date of Phase II Report (if applicable)	Not applicable
198	Located in Seismic Zone (Y/N)	Engineering Report
199	Date of Seismic Report	Not applicable
200	PML (%)	Not applicable
201	LTV at Origination	Calculation
202	LTV at Cut-off	Calculation
203	LTV at Maturity Date	Calculation
204	UW NCF DSCR	Calculation
205	UW NOI DSCR	Calculation
206	UW NOI Debt Yield	Calculation
207	UW NCF Debt Yield	Calculation
208	Warm Body Guarantor (Y/N)	Guaranty
209	Delaware SPE (Y/N)	Guaranty
210	Mortgage Loan Spread	Loan Agreement
211	Master Servicing Fee Rate	Servicer Fee Schedule

	Characteristic	Source Document
212	Primary Servicing Fee Rate	Servicer Fee Schedule
213	Trustee & Paying Agent Fee	Servicer Fee Schedule
214	Operating Advisor Fee Rate	Servicer Fee Schedule
215	CREFC Fee Rate	Servicer Fee Schedule
216	Admin. Fee	Calculation
217	Net Mortgage Rate	Calculation
218	Rate Type	Loan Agreement
219	Mortgage Rate Index	Loan Agreement
220	Rounding Factor	Loan Agreement
221	Rounding Direction	Loan Agreement
222	Lookback Period	Loan Agreement
223	LIBOR Floor %	Loan Agreement
224	LIBOR Cap Strike Price %	Interest Rate Cap Agreement
225	LIBOR Cap Expiration Date	Interest Rate Cap Agreement
226	LIBOR Cap Provider	Interest Rate Cap Agreement

Calculation Procedures

With respect to Characteristic 20, we recomputed the Cut-off Balance per Unit as the quotient of the (i) Cut-Off Balance and (ii) Units/Rentable Square Ft. The Cut-off Balance per Unit for each related mortgaged property is equal to the corresponding amount recomputed for such Mortgage Loan.

With respect to Characteristic 24, we set the Cut-Off Balance equal to the Original Balance.

With respect to Characteristic 25, we recomputed the % of Total Cut-off Date Balance as the quotient of the (i) Cut-Off Balance and (ii) aggregate Cut-Off Balance of the Mortgage Assets.

With respect to Characteristic 26, we set the Maturity Balance equal to the Original Balance.

With respect to Characteristic 27, we recomputed the Interest Rate as the sum of (i) the Mortgage Loan Spread and (ii) the greater of (a) LIBOR Floor % and (b) one-month LIBOR of 2.4185% (as stipulated by representatives of the Company (the “Assumed LIBOR”)).

With respect to Characteristic 29, we recomputed the Monthly Debt Service Payment as the product of (i) the Original Balance, (ii) the Interest Rate and (iii) a fraction equal to 365/360.

With respect to Characteristic 40, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 41, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting (i) the Seasoning as of Cut-off Date (Months) from (ii) the Initial Loan Term (Original).

With respect to Characteristic 42, we recomputed the Seasoning as of Cut-off Date (Months) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 43, we recomputed the Remaining IO Period Initial Term by subtracting (i) the Seasoning as of Cut-off Date (Months) from (ii) the IO Number of Months through Initial Term.

With respect to Characteristic 44, we recomputed the Remaining IO Period Fully Extended Loan Term by subtracting (i) the Seasoning as of Cut-off Date (Months) from (ii) the IO Number of Months through Fully Extended Loan Term.

With respect to Characteristic 49, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 50, we recomputed the Fully Extended Loan Term (Remaining) by subtracting (i) the Seasoning as of Cut-off Date (Months) from (ii) the Fully Extended Loan Term (Original).

With respect to Characteristic 201, we recomputed the LTV at Origination as the quotient of the (i) Original Balance and (ii) Appraisal Value.

With respect to Characteristic 202, we recomputed the LTV at Cut-off as the quotient of the (i) Cut-Off Balance and (ii) Appraisal Value.

With respect to Characteristic 203, we recomputed the LTV at Maturity Date as the quotient of the (i) Maturity Balance and (ii) Appraisal Value.

With respect to Characteristic 204, we recomputed the UW NCF DSCR as the quotient of the (i) UW NCF and (ii) Monthly Debt Service Payment times twelve.

With respect to Characteristic 205, we recomputed the UW NOI DSCR as the quotient of the (i) UW NOI and (ii) Monthly Debt Service Payment times twelve.

With respect to Characteristic 206, we recomputed the UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Cut-Off Balance.

With respect to Characteristic 207, we recomputed the UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Cut-Off Balance.

With respect to Characteristic 216, we recomputed the Admin. Fee as the sum of (i) the Master Servicing Fee Rate, (ii) the Primary Servicing Fee Rate, (iii) the Trustee & Paying Agent Fee, (iv) the Operating Advisor Fee Rate and (v) the CREFC Fee Rate.

With respect to Characteristic 217, we recomputed the Net Mortgage Rate by subtracting (i) the Admin. Fee from (ii) the Interest Rate.